Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions			1 Months Ended				12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)	Jul. 16, 2021 USD ($)	Jul. 16, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Number of contracts			3				3
Construction contract amount	$ 25,070	$ 19,500							¥ 180	¥ 140	$ 67,610	¥ 480
Project construction period	12 months	18 months					12 months	12 months
Construction contract paid			$ 9,750	¥ 70	$ 10,140	¥ 72	$ 9,750	¥ 70
Additional investment amount							$ 45,970
Nanping Golden Heaven Amusement Park Management Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Number of contracts			3				3
Construction contract			$ 82,180				$ 82,180
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Construction contract amount		$ 37,610								¥ 270
Project construction period		18 months
Construction contract paid							13,930	100
Nanping Golden Heaven [Member]
Commitments and Contingencies [Line Items]
Construction contract paid							$ 12,540	¥ 90